Share-based payments (Details Narrative)		12 Months Ended
	Feb. 11, 2026 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 AUD ($) shares
IfrsStatementLineItems [Line Items]
Share-based payment expense | $		$ 14,313,666
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Stock issued during the period shares on acquisition | shares		17,699	17,699
Fair value per share | $ / shares	$ 10.17
Shares issued, shares | shares	196,638
Shares issued | $	$ 1,999,808
Stock issued during the period value on acquisition		$ 180,000	$ 252,950.88